Jun. 07, 2021
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES
Nuveen Investment Trust II
 Prospectus dated October 28, 2020
 Prospectuses dated November 27, 2020

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.